Post-employment Benefits (Details 4) - Number Number in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	10	18
Number of inactive participants	4,170	4,229
Number of dependent people	(0)
Total	4,180	4,247
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	6,031	6,645
Number of inactive participants	5,369	5,018
Number of dependent people	(0)
Total	11,400	11,663
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Number of active participants	5,775	6,276
Number of inactive participants	9,059	8,910
Number of dependent people	20,867	21,621
Total	35,701	36,807